Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Total	$ 12,408	$ 9,561
Less: Accumulated depreciation	(6,578)	(4,247)
Property, equipment and software, net	5,830	5,314
Computer and Electronic Equipment
Property Plant And Equipment [Line Items]
Total	5,310	3,665
Leasehold Improvements
Property Plant And Equipment [Line Items]
Total	3,209	2,581
Vehicle
Property Plant And Equipment [Line Items]
Total	2,085	1,954
Software
Property Plant And Equipment [Line Items]
Total	1,230	823
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Total	$ 574	$ 538